SHAREHOLDER LETTER

Your Fund's Goal: Franklin Real Estate Securities Fund seeks to maximize total return by investing in securities of companies in the real estate industry, primarily equity real estate investment trusts (REITs).

Dear Shareholder:

This annual report of Franklin Real Estate Securities Fund covers the period ended April 30, 1999. Although the real estate industry benefited from low interest rates during the reporting period, investor apathy toward value stocks, in general, adversely affected the prices of REITs. Concerns about a slow-down in acquisition activity caused by difficulty accessing capital markets also contributed to weak REIT stock prices. Within this environment, Franklin Real Estate Securities Fund - Class A posted a -8.09% one-year total return as shown in the Performance Summary on page 7. The fund's



Equity real estate investment trusts (REITs) are real estate companies that own and manage income-producing properties such as apartments or hotels. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management teams and generally concentrate on a specific geographic region and property type.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 14 of this report.


CONTENTS

Shareholder Letter .....................................................      1

Performance Summary ....................................................      6

Financial Highlights &
Statement of Investments ...............................................     10

Financial Statements ...................................................     17

Notes to
Financial Statements ...................................................     21

Independent
Auditors' Report .......................................................     24

Tax Information ........................................................     25


[PYRAMID GRAPH]

-PAGE-
benchmark, the Wilshire Real Estate Securities Index(1), posted a -8.29% cumulative total return for the same period. It is important, however, to evaluate your investment with a long-term perspective, and as you can see from the Performance Summary, the fund's Class A shares delivered a cumulative total return of +84.42% since its inception on January 3, 1994.

As you know, the fund focuses on property types and geographic regions with strong supply and demand fundamentals, while attempting to identify those management teams with the ability to add value through intensive property management and capital markets experience. Following this strategy, we maintained the majority of the fund's investments in the office, diversified, hotel, and apartment property sectors, which we felt had the strongest cash-flow growth and attractive stock valuations.

On April 30, 1999, office REITs represented the fund's largest property weighting, comprising 20.3% of the fund's total net assets. Believing stocks in this sector offered strong supply and demand fundamentals and attractive valuations, we initiated positions in Brandywine Realty Trust, a suburban Philadelphia office REIT, and TriNet Corporate Realty Trust, a national, triple-net lease, office REIT.

At the beginning of the reporting period, diversified property stocks represented only 7.2% of the fund's total net assets. Equities in this sector have portfolios diversified by both property type and property location. During the reporting period, we added

U.S. GEOGRAPHIC ALLOCATION
BASED ON TOTAL NET ASSETS
4/30/99

[PIE GRAPH]

National                 54.9%

Northeast                12.1%

Northwest                 8.9%

Southeast                 8.1%

Southwest                 6.0%

Midwest                   5.6%

Cash & Equivalents        4.4%


1. Source: Standard and Poor's(R) Micropal.


2

-PAGE-
significantly to our holdings of Security Capital Group Inc. and Glenborough Realty Trust Inc., placing them among the top 10 positions of the fund. Weakness in the prices of these stocks provided an excellent opportunity to increase our exposure to what we consider well-managed, highly diversified companies. At the close of the reporting period, 20.1% of the fund's total net assets were in the diversified sector.

The third-largest property sector on April 30, 1999, was hotel stocks (19.1% of total net assets). Investor concerns about oversupply and new tax legislation caused prices to fall for many of these stocks. Attempting to take advantage of this opportunity, we added to our holdings of Starwood Lodging Trust, MeriStar Hospitality Corp. and Host Marriott Corp. In our opinion, these companies possess excellent growth prospects and offered compelling valuations at the time of purchase.

During the year under review, we made some changes to our holdings in the apartment group. Concerned that excess building might lead to oversupply, we reduced our exposure to southern-regional apartment companies by selling our shares of AMLI Residential Properties Trust, Gables Residential Trust, and Post Properties Inc. However, we established a position in Apartment Investment & Management Co., a national REIT, and the nation's largest owner and operator of apartments, with approximately 375,000 units across 49 states. We believe this company may experience substantial growth over the next several years.

PROPERTY-TYPE ALLOCATION
BASED ON TOTAL NET ASSETS
4/30/99

[BAR GRAPH]

Office                                                                   20.3%

Diversified Property Type                                                20.1%

Hotels                                                                   19.1%

Apartments                                                               12.7%

Retail-Community Centers                                                  6.2%

Regional Malls                                                            5.3%

Storage                                                                   4.0%

Industrial                                                                3.3%

Residential Communities                                                   3.1%

Health Care                                                               1.5%

Cash & Equivalents                                                        4.4%


                                                                               3

-PAGE-
Although low interest rates and record home-buying levels across the country helped home builder stocks perform well early in the reporting period, they were trading at what we felt were high valuations compared to other real estate securities, and we sold all of our positions in this property type, including Cavalier Homes Inc. and Clayton Homes Inc.

Looking forward, we are optimistic about long-term prospects for REITs and Franklin Real Estate Securities Fund. The sector continues to develop greater capitalization and diversity, and due to rising rents, high occupancy rates and select development opportunities, earnings projections for real estate companies appear excellent. We believe the fund is well-positioned to benefit from growth in this market, and shall continue to focus on top quality real estate companies capable of creating significant cash flow growth and shareholder value.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of April 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you better understand our investment and management philosophy.

TOP 10 HOLDINGS
4/30/99

COMPANY,                                                            % OF TOTAL
INDUSTRY                                                             NET ASSETS
-------------------------------------------------------------------------------
Starwood Lodging Trust
Hotels                                                                 4.6%

MeriStar Hospitality Corp.
Equity REIT - Hotels                                                   4.4%

Security Capital Group Inc., B
Diversified Property Type                                              4.4%

Public Storage Inc.
Equity REIT - Storage                                                  4.0%

Equity Office Properties Trust
Equity REIT - Office                                                   3.9%

Equity Residential
Properties Trust
Equity REIT - Apartments                                               3.8%

Glenborough Realty Trust Inc.
Equity REIT -
Diversified Property Trust                                             3.8%

Brandywine Realty Trust
Equity REIT - Office                                                   3.2%

Simon Property Group Inc.
Equity REIT - Retail -
Regional Malls                                                         3.1%

TriNet Corporate Realty Trust
Equity REIT - Office                                                   2.9%


4

-PAGE-
We appreciate your participation in Franklin Real Estate Securities Fund and welcome your comments or suggestions.

Sincerely,

/s/ Matt Avery
Matt Avery
Portfolio Manager
Franklin Real Estate Securities Fund

/s/ Douglas Barton
Douglas Barton
Portfolio Manager
Franklin Real Estate Securities Fund


                                                                               5

-PAGE-
PERFORMANCE SUMMARY AS OF 4/30/99

Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (5/1/98 - 4/30/99)

  CLASS A                                    CHANGE           4/30/99   4/30/98
--------------------------------------------------------------------------------
  Net Asset Value                            -$2.48            $15.18    $17.66

                                             DISTRIBUTIONS
                                             -----------------------------------
  Dividend Income                            $0.7534
  Long-Term Capital Gain                     $0.1965
  Short-Term Capital Gain                    $0.0322
        TOTAL                                $0.9821

  CLASS B                                    CHANGE           4/30/99   1/1/99
--------------------------------------------------------------------------------
  Net Asset Value                            +$0.84            $15.16    $14.32

  CLASS C                                    CHANGE           4/30/99   4/30/98
--------------------------------------------------------------------------------
  Net Asset Value                            -$2.43            $14.97    $17.40

                                             DISTRIBUTIONS
                                             -----------------------------------
  Dividend Income                            $0.6312
  Long-Term Capital Gain                     $0.1965
  Short-Term Capital Gain                    $0.0322
        TOTAL                                $0.8599

  ADVISOR CLASS                              CHANGE           4/30/99   4/30/98
--------------------------------------------------------------------------------
  Net Asset Value                            -$2.49            $15.21    $17.70

                                             DISTRIBUTIONS
                                             -----------------------------------
  Dividend Income                            $0.7948
  Long-Term Capital Gain                     $0.1965
  Short-Term Capital Gain                    $0.0322
        TOTAL                                $1.0235

Franklin Real Estate Securities Fund paid distributions derived from long-term capital gains of 19.65 cents ($0.1965) per share in December 1998. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, fund shares were offered at a lower initial sales charge; thus actual total returns may differ.(*)

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.(*)

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.(*)

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.(*)

(*)The fund's manager has agreed in advance to waive a portion of its management fees, which reduces operating expenses and increases total return to shareholders. Without this waiver, total returns would have been lower. The waiver may be discontinued at any time upon notice to the fund's board of trustees.

Past performance is not predictive of future results.


6

-PAGE-
PERFORMANCE

                                                                      INCEPTION
CLASS A                              1-YEAR     3-YEAR     5-YEAR     (01/03/94)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            -8.09%    +36.58%    +68.88%      +84.42%
Average Annual Total Return(2)       -13.39%     +8.78%     +9.74%      +10.95%
Value of $10,000 Investment(3)       $8,661    $12,873    $15,912      $17,382

                            4/30/95    4/30/96    4/30/97    4/30/98    4/30/99
--------------------------------------------------------------------------------
One-Year Total Return(4)      -0.48%    +24.25%   +25.97%     +17.96%     -8.09%

                                                                      INCEPTION
CLASS B                                                                 (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                               +5.87%
Aggregate Total Return(2)                                                +1.87%
Value of $10,000 Investment(3)                                         $10,187

                                                                      INCEPTION
CLASS C                                         1-YEAR     3-YEAR       (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                       -8.69%    +33.56%      +64.56%
Average Annual Total Return(2)                  -10.48%     +9.75%      +12.97%
Value of $10,000 Investment(3)                  $8,952    $13,219      $16,286

                                    4/30/96    4/30/97    4/30/98      4/30/99
--------------------------------------------------------------------------------
One-Year Total Return(4)             +23.21%    +24.94%    +17.07%       -8.69%

                                                                     INCEPTION
ADVISOR CLASS(5)                     1-YEAR     3-YEAR     5-YEAR     (01/03/94)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            -7.87%    +37.44%    +69.95%      +85.59%
Average Annual Total Return(2)        -7.87%    +11.18%    +11.19%      +12.32%
Value of $10,000 Investment(3)       $9,213    $13,744    $16,995      $18,559

                            4/30/95    4/30/96    4/30/97    4/30/98    4/30/99
--------------------------------------------------------------------------------
One-Year Total Return(4)      -0.48%    +24.25%    +26.05%    +18.35%     -7.87%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

5. On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +10.10% and +4.23%, respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.


                                                                               7

-PAGE-
TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

The unmanaged indices differ from the fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index. Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees, and reinvested distributions.

[CLASS A LINE GRAPH]
CLASS A
Total Return Index Comparison
(1/3/94-4/30/99)

The following line graph compares the performance of Franklin Real Estate Securities Fund, Class A with the Wilshire Real Estate Securities Index* and the S&P 500(R) Composite Index.*

*Source: Standard and Poor's Micropal.


           Franklin Real Estate
            Securities Fund-                Wilshire Real Est.             Wilshire Real
Date           Class A           S&P 500      Secs. Index       S&P 500        Est.
----      ---------------------  -------    ------------------  --------   --------------
 1/03/94       $ 9,425            $10,000         $10,000
 1/31/94       $ 9,661            $10,340         $10,300          3.40%        3.00%
 2/28/94       $10,198            $10,060         $10,721         -2.71%        4.09%
 3/31/94       $10,066            $ 9,621         $10,225         -4.36%       -4.63%
 4/30/94       $10,292            $ 9,744         $10,339          1.28%        1.12%
 5/31/94       $10,481            $ 9,904         $10,554          1.64%        2.08%
 6/30/94       $10,254            $ 9,661         $10,347         -2.45%       -1.97%
 7/31/94       $10,245            $ 9,978         $10,370          3.28%        0.23%
 8/31/94       $10,264            $10,387         $10,363          4.10%       -0.07%
 9/30/94       $10,132            $10,134         $10,190         -2.44%       -1.67%
10/31/94       $ 9,811            $10,362         $ 9,817          2.25%       -3.66%
11/30/94       $ 9,463            $ 9,985         $ 9,433         -3.64%       -3.91%
12/31/94       $10,330            $10,133         $10,164          1.48%        7.75%
 1/31/95       $ 9,991            $10,395         $ 9,836          2.59%       -3.23%
 2/28/95       $10,166            $10,800         $10,144          3.90%        3.13%
 3/31/95       $10,262            $11,119         $10,203          2.95%        0.58%
 4/30/95       $10,243            $11,446         $10,129          2.94%       -0.72%
 5/31/95       $10,640            $11,904         $10,464          4.00%        3.31%
 6/30/95       $10,824            $12,180         $10,647          2.32%        1.74%
 7/31/95       $11,066            $12,584         $10,818          3.32%        1.61%
 8/31/95       $11,308            $12,616         $10,950          0.25%        1.22%
 9/30/95       $11,618            $13,148         $11,151          4.22%        1.84%
10/31/95       $11,385            $13,101         $10,806         -0.36%       -3.10%
11/30/95       $11,560            $13,676         $10,918          4.39%        1.04%
12/31/95       $12,193            $13,940         $11,551          1.93%        5.80%
 1/31/96       $12,505            $14,414         $11,711          3.40%        1.38%
 2/29/96       $12,667            $14,548         $11,943          0.93%        1.98%
 3/31/96       $12,687            $14,688         $12,039          0.96%        0.81%
 4/30/96       $12,727            $14,904         $12,094          1.47%        0.45%
 5/31/96       $13,029            $15,288         $12,363          2.58%        2.23%
 6/30/96       $13,160            $15,346         $12,611          0.38%        2.00%
 7/31/96       $13,089            $14,668         $12,498         -4.42%       -0.89%
 8/31/96       $13,704            $14,977         $13,029          2.11%        4.25%
 9/30/96       $14,106            $15,821         $13,355          5.63%        2.50%
10/31/96       $14,388            $16,257         $13,717          2.76%        2.71%
11/30/96       $14,841            $17,486         $14,286          7.56%        4.15%
12/31/96       $16,157            $17,140         $15,811         -1.98%       10.67%
 1/31/97       $16,364            $18,211         $16,037          6.25%        1.43%
 2/28/97       $16,344            $18,353         $16,046          0.78%        0.06%
 3/31/97       $16,447            $17,599         $16,101         -4.11%        0.34%
 4/30/97       $16,032            $18,650         $15,581          5.97%       -3.23%
 5/31/97       $16,603            $19,785         $16,045          6.09%        2.98%
 6/30/97       $17,340            $20,672         $16,841          4.48%        4.96%
 7/31/97       $17,787            $22,317         $17,395          7.96%        3.29%
 8/31/97       $17,725            $21,068         $17,266         -5.60%       -0.74%
 9/30/97       $19,334            $22,222         $18,969          5.48%        9.86%
10/31/97       $18,659            $21,480         $18,163         -3.34%       -4.25%
11/30/97       $19,043            $22,474         $18,528          4.63%        2.01%
12/31/97       $19,372            $22,861         $18,941          1.72%        2.23%
 1/31/98       $19,169            $23,115         $18,674          1.11%       -1.41%
 2/28/98       $19,008            $24,781         $18,435          7.21%       -1.28%
 3/31/98       $19,447            $26,050         $18,798          5.12%        1.97%
 4/30/98       $18,912            $26,313         $18,206          1.01%       -3.15%
 5/31/98       $18,740            $25,861         $18,031         -1.72%       -0.96%
 6/30/98       $18,537            $26,911         $17,936          4.06%       -0.53%
 7/31/98       $17,306            $26,623         $16,687         -1.07%       -6.96%
 8/31/98       $15,614            $22,773         $14,953        -14.46%      -10.39%
 9/30/98       $16,438            $24,233         $15,791          6.41%        5.60%
10/31/98       $16,331            $26,203         $15,575          8.13%       -1.37%
11/30/98       $16,534            $27,791         $15,867          6.06%        1.88%
12/31/98       $16,397            $29,391         $15,640          5.76%       -1.43%
 1/31/99       $15,870            $30,620         $15,301          4.18%       -2.17%
 2/28/99       $15,676            $29,668         $15,180         -3.11%       -0.79%
 3/31/99       $15,653            $30,854         $15,089          4.00%       -0.60%



[CLASS C LINE GRAPH]
CLASS C
Total Return Index Comparison
(5/1/95-4/30/99)

The following line graph compares the performance of Franklin Real Estate Securities Fund, Class C with the Wilshire Real Estate Securities Index* and the S&P 500(R) Composite Index.*

*Source: Standard and Poor's Micropal.



          Franklin Real Estate               Wilshire
           Securities Fund -                 Real Est.              Wilshire Real
  Date          Class C           S&P 500    Sec Index    S&P 500        Est.
  ----    --------------------    -------    ---------    -------   -------------
 5/01/95       $ 9,897            $10,000     $10,000
 5/31/95       $10,262            $10,400     $10,331      4.00%        3.31%
 6/30/95       $10,439            $10,641     $10,511      2.32%        1.74%
 7/31/95       $10,654            $10,995     $10,680      3.32%        1.61%
 8/31/95       $10,888            $11,022     $10,810      0.25%        1.22%
 9/30/95       $11,178            $11,487     $11,009      4.22%        1.84%
10/31/95       $10,953            $11,446     $10,668     -0.36%       -3.10%
11/30/95       $11,103            $11,948     $10,779      4.39%        1.04%
12/31/95       $11,709            $12,179     $11,404      1.93%        5.80%
 1/31/96       $11,991            $12,593     $11,561      3.40%        1.38%
 2/29/96       $12,146            $12,710     $11,790      0.93%        1.98%
 3/31/96       $12,165            $12,832     $11,886      0.96%        0.81%
 4/30/96       $12,194            $13,021     $11,939      1.47%        0.45%
 5/31/96       $12,476            $13,357     $12,206      2.58%        2.23%
 6/30/96       $12,583            $13,407     $12,450      0.38%        2.00%
 7/31/96       $12,515            $12,815     $12,339     -4.42%       -0.89%
 8/31/96       $13,088            $13,085     $12,863      2.11%        4.25%
 9/30/96       $13,466            $13,822     $13,185      5.63%        2.50%
10/31/96       $13,728            $14,203     $13,542      2.76%        2.71%
11/30/96       $14,156            $15,277     $14,104      7.56%        4.15%
12/31/96       $15,395            $14,975     $15,609     -1.98%       10.67%
 1/31/97       $15,585            $15,911     $15,832      6.25%        1.43%
 2/28/97       $15,555            $16,035     $15,842      0.78%        0.06%
 3/31/97       $15,635            $15,376     $15,896     -4.11%        0.34%
 4/30/97       $15,236            $16,294     $15,382      5.97%       -3.23%
 5/31/97       $15,775            $17,286     $15,841      6.09%        2.98%
 6/30/97       $16,464            $18,060     $16,626      4.48%        4.96%
 7/31/97       $16,873            $19,498     $17,173      7.96%        3.29%
 8/31/97       $16,803            $18,406     $17,046     -5.60%       -0.74%
 9/30/97       $18,321            $19,415     $18,727      5.48%        9.86%
10/31/97       $17,672            $18,766     $17,931     -3.34%       -4.25%
11/30/97       $18,021            $19,635     $18,291      4.63%        2.01%
12/31/97       $18,328            $19,973     $18,699      1.72%        2.23%
 1/31/98       $18,113            $20,195     $18,436      1.11%       -1.41%
 2/28/98       $17,959            $21,651     $18,200      7.21%       -1.28%
 3/31/98       $18,359            $22,759     $18,558      5.12%        1.97%
 4/30/98       $17,836            $22,989     $17,974      1.01%       -3.15%
 5/31/98       $17,672            $22,594     $17,801     -1.72%       -0.96%
 6/30/98       $17,467            $23,511     $17,707      4.06%       -0.53%
 7/31/98       $16,229            $23,259     $16,474     -1.07%       -6.96%
 8/31/98       $14,699            $19,896     $14,763    -14.46%      -10.39%
 9/30/98       $15,468            $21,171     $15,589      6.41%        5.60%
10/31/98       $15,355            $22,893     $15,376      8.13%       -1.37%
11/30/98       $15,530            $24,280     $15,665      6.06%        1.88%
12/31/98       $15,394            $25,678     $15,441      5.76%       -1.43%
 1/31/99       $14,894            $26,752     $15,106      4.18%        2.17%
 2/28/99       $14,698            $25,920     $14,987     -3.11%       -0.79%
 3/31/99       $14,676            $26,956     $14,897      4.00%       -0.60%
 4/30/99       $16,286            $28,000     $16,485      3.87%       10.66%


AVERAGE ANNUAL TOTAL RETURN
4/30/99

CLASS A
------------------------------------------------------------------------------
1-Year                                                               -13.39%

3-Year                                                                +8.78%

5-Year                                                                +9.74%

Since Inception (01/03/94)                                           +10.95%

AVERAGE ANNUAL TOTAL RETURN
4/30/99

CLASS C
------------------------------------------------------------------------------
1-Year                                                               -10.48%

3-Year                                                                +9.75%

Since Inception (01/14/95)                                           +12.97%

(*)Source: Standard and Poor's Micropal.

Past performance is not predictive of future results.


8

-PAGE-
[ADVISOR CLASS LINE GRAPH]
ADVISOR CLASS(**)
Total Return Index Comparison
(1/3/94-4/30/99)

The following line graph compares the performance of Franklin Real Estate Securities Fund, Advisor Class with the Wilshire Real Estate Securities Index* and the S&P 500(R) Composite Index.*

*Source: Standard and Poor's Micropal.

          FRANKLIN REAL ESTATE                       WILSHIRE REAL
          SECURITIES FUND - ADVISOR                  EST. SECS.                         WILSHIRE REAL
DATE      CLASS                          S&P 500     INDEX               S&P 500        EST.
------    -------------------------      -------     -------------       -------        ----
 1/3/94   $10,000                       $10,000      $10,000
 1/31/94  $10,250                       $10,340      $10,300              3.40%         3.00%
 2/28/94  $10,820                       $10,060      $10,721             -2.71%         4.09%
 3/31/94  $10,680                       $ 9,621      $10,225             -4.36%        -4.63%
 4/30/94  $10,920                       $ 9,744      $10,339              1.28%         1.12%
 5/31/94  $11,120                       $ 9,904      $10,554              1.64%         2.08%
 6/30/94  $10,880                       $ 9,661      $10,347             -2.45%        -1.97%
 7/31/94  $10,870                       $ 9,978      $10,370              3.28%         0.23%
 8/31/94  $10,890                       $10,387      $10,363              4.10%        -0.07%
 9/30/94  $10,750                       $10,134      $10,190             -2.44%        -1.67%
10/31/94  $10,410                       $10,362      $ 9,817              2.25%        -3.66%
11/30/94  $10,040                       $ 9,985      $ 9,433             -3.64%        -3.91%
12/31/94  $10,960                       $10,133      $10,164              1.48%         7.75%
 1/31/95  $10,601                       $10,395      $ 9,836              2.59%        -3.23%
 2/28/95  $10,786                       $10,800      $10,144              3.90%         3.13%
 3/31/95  $10,888                       $11,119      $10,203              2.95%        -0.58%
 4/30/95  $10,868                       $11,446      $10,129              2.94%        -0.72%
 5/31/95  $11,289                       $11,904      $10,464              4.00%         3.31%
 6/30/95  $11,484                       $12,180      $10,647              2.32%         1.74%
 7/31/95  $11,741                       $12,584      $10,818              3.32%         1.61%
 8/31/95  $11,998                       $12,616      $10,950              0.25%         1.22%
 9/30/95  $12,327                       $13,148      $11,151              4.22%         1.84%
10/31/95  $12,080                       $13,101      $10,806             -0.36%        -3.10%
11/30/95  $12,265                       $13,676      $10,918              4.39%         1.04%
12/31/95  $12,937                       $13,940      $11,551              1.93%         5.80%
 1/31/96  $13,268                       $14,414      $11,711              3.40%         1.38%
 2/29/96  $13,439                       $14,548      $11,943              0.93%         1.98%
 3/31/96  $13,461                       $14,688      $12,039              0.96%         0.81%
 4/30/96  $13,503                       $14,904      $12,094              1.47%         0.45%
 5/31/96  $13,824                       $15,288      $12,363              2.58%         2.23%
 6/30/96  $13,963                       $15,346      $12,611              0.38%         2.00%
 7/31/96  $13,888                       $14,668      $12,498             -4.42%        -0.89%
 8/31/96  $14,540                       $14,977      $13,029              2.11%         4.25%
 9/30/96  $14,967                       $15,821      $13,355              5.63%         2.50%
10/31/96  $15,266                       $16,257      $13,717              2.76%         2.71%
11/30/96  $15,747                       $17,486      $14,286              7.56%         4.15%
12/31/96  $17,142                       $17,140      $15,811             -1.98%        10.67%
 1/31/97  $17,363                       $18,211      $16,037              6.25%         1.43%
 2/28/97  $17,352                       $18,353      $16,046              0.78%         0.06%
 3/31/97  $17,462                       $17,599      $16,101             -4.11%         0.34%
 4/30/97  $17,021                       $18,650      $15,581              5.97%        -3.23%
 5/31/97  $17,638                       $19,785      $16,045              6.09%         2.98%
 6/30/97  $18,420                       $20,672      $16,841              4.48%         4.96%
 7/31/97  $18,905                       $22,317      $17,395              7.96%         3.29%
 8/31/97  $18,839                       $21,068      $17,266             -5.60%        -0.74%
 9/30/97  $20,546                       $22,222      $18,969              5.48%         9.86%
10/31/97  $19,841                       $21,480      $18,163             -3.34%        -4.25%
11/30/97  $20,260                       $22,474      $18,528              4.63%         2.01%
12/31/97  $20,611                       $22,861      $18,941              1.72%         2.23%
 1/31/98  $20,407                       $23,115      $18,674              1.11%        -1.41%
 2/28/98  $20,236                       $24,781      $18,435              7.21%        -1.28%
 3/31/98  $20,703                       $26,050      $18,798              5.12%         1.97%
 4/30/98  $20,145                       $26,313      $18,206              1.01%        -3.15%
 5/31/98  $19,963                       $25,861      $18,031             -1.72%        -0.96%
 6/30/98  $19,746                       $26,911      $17,936              4.06%        -0.53%
 7/31/98  $18,449                       $26,623      $16,687             -1.07%        -6.96%
 8/31/98  $16,651                       $22,773      $14,953            -14.46%       -10.39%
 9/30/98  $17,539                       $24,233      $15,791              6.41%         5.60%
10/31/98  $17,413                       $26,203      $15,575              8.13%        -1.37%
11/30/98  $17,641                       $27,791      $15,867              6.06%         1.88%
12/31/98  $17,497                       $29,391      $15,640              5.76%        -1.43%
 1/31/99  $16,948                       $30,620      $15,301              4.18%        -2.17%
 2/28/99  $16,741                       $29,668      $15,180             -3.11%        -0.79%
 3/31/99  $16,728                       $30,854      $15,089              4.00%        -0.60%
 4/30/99  $18,559                       $32,049      $16,698              3.87%       -10.66%

AVERAGE ANNUAL TOTAL RETURN
4/30/99

ADVISOR CLASS(**)
------------------------------------------------------------------------------
1-Year                                                                 -7.87%

3-Year                                                                +11.18%

5-Year                                                                +11.19%

Since Inception (01/03/94)                                            +12.32%

(*)Source: Standard and Poor's Micropal.

(**)On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class.

Past performance is not predictive of future results.
                                                                               9
-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Highlights

                                                                                             CLASS A
                                                             ----------------------------------------------------------------------
                                                                                     YEAR ENDED APRIL 30,
                                                             ----------------------------------------------------------------------
                                                                1999           1998          1997(1)        1996           1995
                                                             ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $   17.66      $   15.44      $   12.64      $   10.58      $  10.92
                                                             ----------------------------------------------------------------------
Income from investment operations:
 Net investment income ..................................          .81            .63            .49            .43           .39
 Net realized and unrealized gains (losses) .............        (2.31)          2.14           2.77           2.10          (.45)
                                                             ----------------------------------------------------------------------
Total from investment operations ........................        (1.50)          2.77           3.26           2.53          (.06)
                                                             ----------------------------------------------------------------------
Less distributions from:
 Net investment income ..................................         (.75)          (.48)          (.36)          (.47)         (.28)
 Net realized gains .....................................         (.23)          (.07)          (.10)          --            --
                                                             ----------------------------------------------------------------------
Total distributions .....................................         (.98)          (.55)          (.46)          (.47)         (.28)
                                                             ----------------------------------------------------------------------
Net asset value, end of year ............................    $   15.18      $   17.66      $   15.44      $   12.64      $  10.58
                                                             ======================================================================
Total return(+) .........................................        (8.09%)        17.96%         25.97%         24.25%         (.48%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................    $ 278,301      $ 330,030      $ 153,520      $  33,634      $ 16,694
Ratios to average net assets:
 Expenses ...............................................          .96%          1.00%           .98%           .67%          .25%
 Expenses excluding waiver and payments by affiliate.....          .96%          1.03%          1.09%          1.24%         1.40%
 Net investment income ..................................         5.15%          3.50%          3.88%          4.38%         4.86%
Portfolio turnover rate .................................        25.97%          6.10%          6.80%         14.40%         3.74%

(+) Total return does not reflect sales commissions or the contingent deferred sales charges, and is not annualized for periods less than one year.
(1) For the period ending April 30, 1997, per share amounts have been calculated using the daily average shares outstanding.


10

-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Highlights (continued)

                                                                   CLASS B
                                                                  ----------
                                                                  YEAR ENDED
                                                                   APRIL 30,
                                                                  ----------
                                                                    1999(3)
                                                                  ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......................       $    14.32
                                                                  ----------
Income from investment operations:
 Net investment income ....................................              .10
 Net realized and unrealized gains ........................              .74
                                                                  ----------
Total from investment operations ..........................              .84
                                                                  ----------
Net asset value, end of period ............................       $    15.16
                                                                  ==========

Total return(+) ...........................................             5.87%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................       $    1,119
Ratios to average net assets:
 Expenses .................................................             1.57%(2)
 Net investment income ....................................             4.54%(2)
Portfolio turnover rate ...................................            25.97%

(+)Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(2)Annualized.

(3)For the period January 1,1999 (effective date) to April 30,1999.


                                                                              11

-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Highlights (continued)

                                                                                             CLASS C
                                                                -------------------------------------------------------------------
                                                                                       YEAR ENDED APRIL 30,
                                                                -------------------------------------------------------------------
                                                                    1999              1998             1997(1)             1996(4)
                                                                -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................     $     17.40       $     15.26       $     12.56       $     10.58
                                                                -------------------------------------------------------------------
Income from investment operations:
 Net investment income .....................................             .68               .45               .43               .44
 Net realized and unrealized gains (losses) ................           (2.25)             2.15              2.68              2.00
                                                                -------------------------------------------------------------------
Total from investment operations ...........................           (1.57)             2.60              3.11              2.44
                                                                -------------------------------------------------------------------
Less distributions from:
 Net investment income .....................................            (.63)             (.39)             (.31)             (.46)
 Net realized gains ........................................            (.23)             (.07)             (.10)             --
                                                                -------------------------------------------------------------------
Total distributions ........................................            (.86)             (.46)             (.41)             (.46)
                                                                -------------------------------------------------------------------
Net asset value, end of year ...............................     $     14.97       $     17.40       $     15.26       $     12.56
                                                                ===================================================================
Total return(+) ............................................           (8.69%)           17.07%            24.94%            23.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................     $   105,861       $   137,048       $    58,540       $     6,282
Ratios to average net assets:
 Expenses ..................................................            1.71%             1.75%             1.75%             1.41%
 Expenses excluding waiver and payments by affiliate .......            1.71%             1.78%             1.86%             1.98%
 Net investment income .....................................            4.40%             2.77%             2.92%             3.65%
Portfolio turnover rate ....................................           25.97%             6.10%             6.80%            14.40%

(+)Total return does not reflect sales commissions or the contingent deferred sales charges, and is not annualized for periods less than one year.

(1)For the period ending April 30, 1997, per share amounts have been calculated using the daily average shares outstanding.

(4)Effective date of Class C shares was May 1, 1995.


12

-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Highlights (continued)

                                                                                                   ADVISOR CLASS
                                                                                 -------------------------------------------------
                                                                                                YEAR ENDED APRIL 30,
                                                                                 -------------------------------------------------
                                                                                     1999             1998              1997(1,5)
                                                                                 -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................       $   17.70         $   15.45         $   15.30
                                                                                 -------------------------------------------------
Income from investment operations:
 Net investment income ....................................................            1.44               .52               .18
 Net realized and unrealized gains (losses) ...............................           (2.91)             2.31              (.03)
                                                                                 -------------------------------------------------
Total from investment operations ..........................................           (1.47)             2.83               .15
                                                                                 -------------------------------------------------
Less distributions from:
 Net investment income ....................................................            (.79)             (.51)             --
 Net realized gains .......................................................            (.23)             (.07)             --
                                                                                 -------------------------------------------------
Total distributions .......................................................           (1.02)             (.58)             --
                                                                                 -------------------------------------------------
Net asset value, end of year ..............................................       $   15.21         $   17.70         $   15.45
                                                                                 =================================================
Total return(+) ...........................................................           (7.87%)           18.35%              .98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................................       $   2,576         $   8,929         $     625
Ratios to average net assets:
 Expenses .................................................................             .71%              .75%              .75%(2)
 Expenses excluding waiver and payments by affiliate ......................             .71%              .78%              .86%(2)
 Net investment income ....................................................            5.40%             3.97%             3.44%(2)
Portfolio turnover rate ...................................................           25.97%             6.10%             6.80%

(+)Total return is not annualized for periods less than one year.

(1)For the period ending April 30, 1997, per share amounts have been calculated using the daily average shares outstanding.

(2)Annualized.

(5)For the period January 2, 1997 (effective date) to April 30, 1997.

                       See notes to financial statements.


                                                                              13

-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Statement of Investments, April 30, 1999

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 95.6%
EQUITY REIT - APARTMENTS 12.7%
Apartment Investment & Management Co. ..........         200,000     $ 8,012,500
Archstone Communities Trust ....................         487,000      11,048,813
Avalonbay Communities Inc. .....................         135,000       4,725,000
Camden Property Trust ..........................         255,074       6,886,998
Charles E. Smith Residential Realty Inc. .......         120,000       3,900,000
Equity Residential Properties Trust ............         318,000      14,707,500
                                                                     -----------
                                                                      49,280,811
                                                                     -----------
EQUITY REIT - DIVERSIFIED PROPERTY TYPE 14.3%
Crescent Real Estate Equities Co. ..............         183,650       4,109,169
Colonial Properties Trust ......................          83,100       2,274,863
Duke Realty Investment Inc. ....................         340,000       7,990,000
Glenborough Realty Trust Inc. ..................         854,000      14,678,125
Liberty Property Trust .........................         380,000       9,167,500
Spieker Properties Inc. ........................         260,000      10,205,000
Vornado Realty Trust ...........................         180,200       7,027,800
                                                                     -----------
                                                                      55,452,457
                                                                     -----------
EQUITY REIT - HEALTH CARE 1.5%
Omega Healthcare Investors Inc. ................         225,000       5,934,375
                                                                     -----------
EQUITY REIT - HOTELS 12.7%
FelCor Lodging Trust Inc. ......................         425,000      10,173,438
Host Marriott Corp. ............................         759,709      10,113,626
Innkeepers USA Trust ...........................         410,000       4,228,125
MeriStar Hospitality Corp. .....................         743,700      17,105,100
Patriot American Hospitality Inc. ..............         831,830       4,211,139
Winston Hotels Inc. ............................         370,000       3,607,500
                                                                     -----------
                                                                      49,438,928
                                                                     -----------
EQUITY REIT - INDUSTRIAL 3.3%
Cabot Industrial Trust .........................         245,000       4,991,870
ProLogis Trust .................................         363,000       7,623,000
                                                                     -----------
                                                                      12,614,870
                                                                     -----------
EQUITY REIT - OFFICE 20.3%
Alexandria Real Estate Equities Inc. ...........         351,900       9,919,181
Arden Realty Inc. ..............................         390,000       9,750,000
Brandywine Realty Trust ........................         649,300      12,255,538
Equity Office Properties Trust .................         551,000      15,186,938
Highwoods Properties Inc. ......................         300,000       7,725,000
Mack-Cali Realty Corp. .........................         275,000       8,507,813
SL Green Realty Corp. ..........................         194,500       3,865,688
TriNet Corporate Realty Trust ..................         415,000      11,386,563
                                                                     -----------
                                                                      78,596,721
                                                                     -----------


14

-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Statement of Investments, April 30, 1999 (cont.)

                                                          SHARES         VALUE
--------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   Equity REIT - Residential Communities 3.1%
   Manufactured Home Communities Inc. ................    170,000    $ 4,303,125
   Sun Communities Inc. ..............................    220,000      7,700,000
                                                                     -----------
                                                                      12,003,125
                                                                     -----------
   EQUITY REIT - RETAIL - COMMUNITY CENTERS 6.2%
   Burnham Pacific Properties Inc. ...................    318,400      3,661,600
   Developers Diversified Realty Corp. ...............    230,000      3,636,875
   Kimco Realty Corp. ................................    260,000     10,205,000
   Regency Realty Corp. ..............................    307,439      6,648,368
                                                                     -----------
                                                                      24,151,843
                                                                     -----------
   EQUITY REIT - RETAIL - REGIONAL MALLS 5.3%
   Simon Property Group Inc. .........................    425,000     12,192,188
   Mills Corp. .......................................    108,900      2,130,356
   The Macerich Co. ..................................    235,000      6,007,188
                                                                     -----------
                                                                      20,329,732
                                                                     -----------
   EQUITY REIT - STORAGE 4.0%
   Public Storage Inc. ...............................    555,400     15,481,775
                                                                     -----------
(a)DIVERSIFIED PROPERTY TYPE 5.8%
   Crescent Operating Inc. ...........................     16,000         63,000
   Security Capital Group Inc., B ....................  1,114,400     16,855,300
   Security Capital US Realty ........................    675,000      5,737,500
                                                                     -----------
                                                                      22,655,800
                                                                     -----------
   HOTELS 6.4%
(a)Candlewood Hotel Co. Inc. .........................    385,000      1,371,563
(a)MeriStar Hotels & Resorts Inc. ....................    392,000      1,421,000
(a)Prime Hospitality Corp. ...........................    350,000      4,265,625
   Starwood Lodging Trust ............................    485,000     17,793,438
                                                                     -----------
                                                                      24,851,626
                                                                     -----------
    TOTAL LONG TERM INVESTMENTS (COST $399,823,187)...               370,792,063
                                                                     -----------


                                                                              15

-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, APRIL 30, 1999 (cont.)

                                                                                                         PRINCIPAL
                                                                                                          AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
(b) REPURCHASE AGREEMENT 4.4%
   Joint Repurchase Agreement, 4.862%, 5/03/99, (Maturity Value $17,136,125) (COST $17,129,185) ..    $  17,129,185   $  17,129,185
    Barclays Capital Inc.
    Bear, Stearns & Co. Inc.
    Chase Securities Inc.
    CIBC Oppenheimer Corp.
    Deutsche Bank Securities Inc.
    Donaldson, Lufkin & Jenrette Securities Corp.
    Dresdner Kleinwort Benson North America LLC
    Lehman Brothers Inc.
    Paine Webber Inc.
    Paribas Corp.
    UBS Securities LLC
     Collateralized by U.S. Treasury Bills & Notes
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $416,952,372) 100.0% ..................................................                      387,921,248
   OTHER ASSETS, LESS LIABILITIES ................................................................                          (63,728)
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $ 387,857,520
                                                                                                                      ==============

(a)Non-income producing

(b)Investment is through participation in a joint account with other funds managed by the investment advisor. At April 30, 1999, all repurchase agreements had been entered into on that date.

                       See notes to financial statements.


16

-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999

Assets:
 Investments in securities:
  Cost ................................................           $ 416,952,372
                                                                  =============
  Value ...............................................             387,921,248
 Receivables:
  Investment securities sold ..........................               1,041,553
  Capital shares sold .................................               1,416,985
  Dividends and interest ..............................                 494,422
                                                                  -------------
      Total assets ....................................             390,874,208
                                                                  -------------
Liabilities:
 Payables:
  Capital shares redeemed .............................               1,808,052
  Affiliates ..........................................                 660,428
  Shareholders ........................................                 468,112
 Other liabilities ....................................                  80,096
                                                                  -------------
      Total liabilities ...............................               3,016,688
                                                                  -------------
       Net assets, at value ...........................           $ 387,857,520
                                                                  =============
Net assets consist of:
 Undistributed net investment income ..................           $   4,737,048
 Net unrealized depreciation ..........................             (29,031,124)
 Accumulated net realized gain ........................               1,904,716
 Capital shares .......................................             410,246,880
                                                                  -------------
      Net assets, at value ............................           $ 387,857,520
                                                                  =============

                       See notes to financial statements.

                                                                              17

-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 1999

CLASS A:
 Net assets, at value ..................................................................................               $278,301,203
                                                                                                                       ============
 Shares outstanding ....................................................................................                 18,339,216
                                                                                                                       ============
 Net asset value per share(*) ..........................................................................               $      15.18
                                                                                                                       ============
 Maximum offering price per share (net asset value per share /94.25%) ..................................               $      16.11
                                                                                                                       ============
CLASS B:
 Net assets, at value ..................................................................................               $  1,119,462
                                                                                                                       ============
 Shares outstanding ....................................................................................                     73,863
                                                                                                                       ============
 Net asset value and maximum offering price per share(*) ...............................................               $      15.16
                                                                                                                       ============
CLASS C:
 Net assets, at value ..................................................................................               $105,861,019
                                                                                                                       ============
 Shares outstanding ....................................................................................                  7,072,878
                                                                                                                       ============
 Net asset value per share(*) ..........................................................................               $      14.97
                                                                                                                       ============
 Maximum offering price per share (net asset value per share /99.00%) ..................................               $      15.12
                                                                                                                       ============
ADVISOR CLASS:
 Net assets, at value ..................................................................................               $  2,575,836
                                                                                                                       ============
 Shares outstanding ....................................................................................                    169,325
                                                                                                                       ============
 Net asset value and maximum offering price per share ..................................................               $      15.21
                                                                                                                       ============

(*)Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.


18

-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 1999

Investment income:
 Dividends .................................................       $ 24,030,549
 Interest ..................................................          1,607,782
                                                                   ------------
      Total investment income ..............................         25,638,331
                                                                   ============
Expenses:
 Management fees (Note 3) ..................................          2,138,145
 Distribution fees (Note 3)
  Class A ..................................................            736,186
  Class B ..................................................              1,377
  Class C ..................................................          1,177,330
 Transfer agent fees (Note 3) ..............................            526,370
 Custodian fees ............................................              4,660
 Reports to shareholders ...................................            113,385
 Registration and filing fees ..............................            151,501
 Professional fees .........................................             23,489
 Trustees' fees and expenses ...............................             11,559
 Other .....................................................              5,258
                                                                   ------------
      Total expenses .......................................          4,889,260
                                                                   ------------
       Net investment income ...............................         20,749,071
                                                                   ------------
Realized and unrealized gains (losses):
 Net realized gain from investments ........................          2,824,842
 Net unrealized depreciation on investments ................        (70,145,582)
                                                                   ------------
Net realized and unrealized loss ...........................        (67,320,740)
                                                                   ------------
Net decrease in net assets resulting from operations .......       $(46,571,669)
                                                                   ============

                       See notes to financial statements.


                                                                              19

-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 1999 AND 1998

                                                                                                   1999                    1998
                                                                                              --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................................................          $  20,749,071           $  12,086,241
  Net realized gain from investments ...............................................              2,824,842               5,825,033
  Net unrealized appreciation (depreciation) on investments ........................            (70,145,582)             25,890,441
                                                                                              -------------           --------------
      Net increase (decrease) in net assets resulting from operations ..............            (46,571,669)             43,801,715
 Distributions to shareholders from:
  Net investment income:
   Class A .........................................................................            (14,270,797)             (7,706,827)
   Class C .........................................................................             (4,896,531)             (2,502,034)
   Advisor Class ...................................................................               (254,676)               (143,706)
  Net realized gains:
   Class A .........................................................................             (4,328,382)             (1,048,010)
   Class C .........................................................................             (1,771,807)               (414,593)
   Advisor Class ...................................................................                (73,219)                (18,349)
                                                                                              --------------------------------------
 Total distributions to shareholders ...............................................            (25,595,412)            (11,833,519)
 Capital share transactions: (Note 2)
  Class A ..........................................................................             (2,604,117)            153,188,550
  Class B ..........................................................................              1,039,080                    --
  Class C ..........................................................................            (10,181,802)             69,878,349
  Advisor Class ....................................................................             (4,236,227)              8,287,762
                                                                                              --------------------------------------
 Total capital share transactions ..................................................            (15,983,066)            231,354,661
      Net increase (decrease) in net assets ........................................            (88,150,147)            263,322,857
Net assets:
 Beginning of year .................................................................            476,007,667             212,684,810
                                                                                              --------------------------------------
 End of year .......................................................................          $ 387,857,520           $ 476,007,667
                                                                                              ======================================
Undistributed net investment income included in net assets:
 End of year .......................................................................          $   4,737,048           $   3,385,018
                                                                                              ======================================


                       See notes to financial statements.

20

-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company of 1940. The Fund seeks total return.

On May 19, 1999, the Board of Trustees for the Franklin Real Estate Securities Trust approved a proposal to merge Templeton Global Real Estate Fund into the Franklin Real Estate Securities Trust, subject to shareholder approval.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


                                                                              21

-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and the Fund began offering a new class of shares, Class
B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 1999, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                                        YEAR ENDED APRIL 30,
                                                              ---------------------------------------------------------------------
                                                                           1999                                  1998
                                                              ---------------------------------------------------------------------
                                                                  SHARES            AMOUNT             SHARES             AMOUNT
                                                              ---------------------------------------------------------------------
CLASS A SHARES:
Shares sold ............................................        9,225,213       $ 143,312,658        13,583,071       $ 238,264,244
Shares issued in reinvestment of distributions .........        1,176,516          16,682,975           443,395           7,781,587
Shares redeemed ........................................      (10,753,928)       (162,599,750)       (5,277,774)        (92,857,281)
                                                              ---------------------------------------------------------------------
Net increase (decrease) ................................         (352,199)      $  (2,604,117)        8,748,692       $ 153,188,550
                                                              =====================================================================
CLASS B SHARES(*):
Shares sold ............................................           73,863       $   1,039,080
Shares issued in reinvestment of distributions .........             --                  --
Shares redeemed ........................................             --                  --
                                                              -------------------------------
Net increase ...........................................           73,863       $   1,039,080
                                                              ===============================
CLASS C SHARES:
Shares sold ............................................        2,404,982       $  36,953,551         4,882,257       $  84,464,637
Shares issued in reinvestment of distributions .........          414,295           5,808,896           147,303           2,554,233
Shares redeemed ........................................       (3,620,490)        (52,944,249)         (990,554)        (17,140,521)
                                                              ---------------------------------------------------------------------
Net increase (decrease) ................................         (801,213)      $ (10,181,802)        4,039,006       $  69,878,349
                                                              =====================================================================
ADVISOR CLASS SHARES:
Shares sold ............................................          444,802       $   7,030,867           517,824       $   9,252,101
Shares issued in reinvestment of distributions .........           21,805             309,638             9,090             159,714
Shares redeemed ........................................         (801,821)        (11,576,732)          (62,790)         (1,124,053)
                                                              ---------------------------------------------------------------------
Net increase (decrease) ................................         (335,214)      $  (4,236,227)          464,124       $   8,287,762
                                                              =====================================================================

(*)Effective date of Class B shares was January 1, 1999.


22

-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                        AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
 .625%                       First $100 million
 .500%                       Over $100 million, up to and including $250 million
 .450%                       Over $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors, up to .25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the period of $518,347 and $121,488, respectively.

The Fund paid transfer agent fees of $526,370, of which $408,456 was paid to Investor Services.

4. INCOME TAXES

At April 30, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes of $416,952,372 was as follows:

Unrealized appreciation ..............................             $ 15,432,305
Unrealized depreciation ..............................              (44,463,429)
                                                                   ------------
Net unrealized depreciation ..........................             $(29,031,124)
                                                                   ============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 1999 aggregated $108,035,407 and $101,569,322, respectively.

                                                                              23

-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN REAL ESTATE SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Real Estate Securities Trust (the "Trust") at April 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
June 4, 1999

24

-PAGE-
FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Tax Information

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $1,959,179 as a capital gain dividend for the fiscal year ended April 30, 1999.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 16.87% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 1999.

                                                                              25

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